Summary of Significant Accounting Policies Regulatory Asset Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 45,781	$ 42,362
Regulatory Assets, Noncurrent	$ 356,608	357,530
Regulatory Asset, Amortization Period	12 months
Regulatory Asset, Amortization Period, Low End of Range	less than one year
Unrealized Loss On Derivatives [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 18,712	1,315
Regulatory Assets, Noncurrent	4,649	913
Asset Recoverable Gas Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	154	6,830
Regulatory Assets, Noncurrent	84	89
Environmental Restoration Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	6,198	9,989
Regulatory Assets, Noncurrent	72,128	63,970
Decoupling [Domain]
Regulatory Assets [Line Items]
Regulatory Assets, Current	11,227	13,067
Regulatory Assets, Noncurrent	3,970	5,860
Deferred Income Tax Charge [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	2,218	4,378
Regulatory Assets, Noncurrent	19,991	38,670
Other Regulatory [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	7,272	6,783
Regulatory Assets, Noncurrent	15,579	14,130
Pension Balancing [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	60,383	50,863
Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 179,824	$ 183,035